As of December 31, 2021, the Company’s issued and share capital is R$8,467 (R$7,594 at December 31, 2020 and R$7,294 at December 31, 2019), represented by 566,036,634 common shares (507,670,289 at December 31, 2020) and 1,127,325,434 preferred shares (1,0 (Details) - shares
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Number of shares issued	1,693,362,068	1,518,752,601	1,458,752,601
Percentage of changes in share capital	100.00%	100.00%	100.00%
State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	288,498,775	258,750,499	248,528,276
Percentage of changes in share capital	17.00%	17.00%	17.00%
Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	14,495,439	7,462,750	1,431,172
Percentage of changes in share capital	1.00%
F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	233,359,090	158,147,949	103,833,744
Percentage of changes in share capital	14.00%	10.00%	7.00%
B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	85,224,631	83,877,607	80,563,930
Percentage of changes in share capital	5.00%	6.00%	6.00%
Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	123,325,741	153,689,970
Percentage of changes in share capital	7.00%	10.00%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	189,570,960	268,421,971	430,153,173
Percentage of changes in share capital	11.00%	18.00%	29.00%
Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	758,887,432	588,401,855	594,242,306
Percentage of changes in share capital	45.00%	39.00%	41.00%
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	566,036,634	507,670,289	487,614,213
Percentage of changes in share capital	100.00%	100.00%	100.00%
Common Shares [Member] | State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	288,485,632	258,738,711	248,516,953
Percentage of changes in share capital	51.00%	51.00%	51.00%
Common Shares [Member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	23,094	20,713	19,896
Common Shares [Member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	153,354,328	114,172,677	48,700,000
Percentage of changes in share capital	27.00%	22.00%	10.00%
Common Shares [Member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	63,082,911	56,578,175	54,342,992
Percentage of changes in share capital	11.00%	11.00%	11.00%
Common Shares [Member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	43,689,699	55,717,246	101,170,317
Percentage of changes in share capital	8.00%	11.00%	21.00%
Common Shares [Member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	17,400,970	22,442,767	34,864,055
Percentage of changes in share capital	3.00%	5.00%	7.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,127,325,434	1,011,082,312	971,138,388
Percentage of changes in share capital	100.00%	100.00%	100.00%
Preference shares [member] | State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	13,143	11,788	11,323
Preference shares [member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	14,472,345	7,442,037	1,411,276
Percentage of changes in share capital	1.00%	1.00%
Preference shares [member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	80,004,762	43,975,272	55,133,744
Percentage of changes in share capital	7.00%	4.00%
Preference shares [member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	22,141,720	27,299,432	26,220,938
Percentage of changes in share capital	2.00%	3.00%	6.00%
Preference shares [member] | Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	123,325,741	153,689,970
Percentage of changes in share capital	11.00%	15.00%	3.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	145,881,261	212,704,725	328,982,856
Percentage of changes in share capital	13.00%	21.00%	34.00%
Preference shares [member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	741,486,462	565,959,088	559,378,251
Percentage of changes in share capital	66.00%	56.00%	57.00%